ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2023	September 30, 2022

Accounts receivable	$4,615,470	$6,797,644
Less: allowance for doubtful accounts	(13,004)	(13,337)
Accounts receivable, net	$4,602,466	$6,784,307

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2023	Subsequent collection	% of subsequent collection

Less than 3 months	$4,603,299	$3,487,207	75.8%
From 4 to 6 months	-	-	-%
From 7 to 9 months	-	-	-%
From 10 to 12 months	-	-	-%
Over 1 year	12,171	-	-%
Total gross accounts receivable	4,615,470	3,487,207	75.8%
Allowance for doubtful accounts	(13,004)
Accounts Receivable, net	$4,602,466	$3,487,207	75.8%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	September 30, 2022

Beginning balance	$13,337	$14,691
Additions	-	-
Write-off uncollectible balance	-	-
Foreign currency translation adjustments	(334)	(1,354)
Ending balance	$13,004	$13,337